SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Aug. 31, 2017
Selected Quarterly Financial Information [Abstract]
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 11 - SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended August 31, 2017:
Revenue	$-	$-	$-	$-
Operating loss	(3,830,190)	(13,763,112)	(9,474,796)	(9,355,293)
Net loss	(3,830,195)	(13,763,235)	(9,474,818)	(9,844,711)
Loss per share (basic)	$(0.05)	$(0.17)	$(0.11)	$(0.11)
Loss per share (diluted)	$(0.05)	$(0.17)	$(0.11)	$(0.11)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended August 31, 2016:
Revenue	$-	$-	$-	$-
Operating loss	-	(24,912)	(13,701)	(129,710)
Net loss	-	(24,912)	(13,701)	(129,710)
Loss per share (basic)	$(0.00)	$(0.00)	$(0.00)	$(0.00)
Loss per share (diluted)	$(0.00)	$(0.00)	$(0.00)	$(0.00)